Other non-operating income, net	12 Months Ended
Mar. 31, 2012
Other non-operating income, net

21. Other non-operating income, net

Other non-operating income consists of the following:

	As of March 31,
	2010		2011		2012
	(In millions)
Dividend Income	Rs.	2	Rs.	3	Rs.	—	US$	—
Foreign exchange gain, net		43		339		380		8
Liabilities no longer required to be settled that have been written back		304		625		9		—
Others (net)		816		736		57		1

Total	Rs.	1,165	Rs.	1,703	Rs.	446	US$	9

Liabilities no longer required to be settled have been written back because of expiry of the statute of limitation period.